Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.2%
594	iShares Russell 2000 ETF	$121,930	1.8
1,210	Vanguard FTSE Developed Markets ETF	58,116	0.9
1,680	Vanguard Russell 1000 Growth ETF	119,885	1.8
1,368	Vanguard S&P 500 ETF	567,952	8.5
1,962	Vanguard Short-Term Treasury ETF	116,268	1.8
1,102	Vanguard Value ETF	162,854	2.4

	Total Exchange-Traded Funds
	(Cost $1,088,684)	1,147,005	17.2

MUTUAL FUNDS: 83.0%
	Affiliated Investment Companies: 83.0%
35,790	Voya Multi-Manager Emerging Markets Equity Fund - Class I	366,132	5.5
113,807	Voya Multi-Manager International Equity Fund - Class I	1,156,284	17.3
42,889	Voya Multi-Manager International Factors Fund - Class I	399,300	6.0
16,568	Voya Multi-Manager Mid Cap Value Fund - Class I	168,660	2.5
60,031	Voya U.S. Stock Index Portfolio - Class I	1,251,642	18.8
22,770	VY® Columbia Contrarian Core Portfolio - Class I	512,552	7.7
18,056	VY® Invesco Comstock Portfolio - Class I	398,683	6.0
7,860	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	155,156	2.3
16,267	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	520,549	7.8
13,165	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	170,749	2.6
4,338	VY® T. Rowe Price Growth Equity Portfolio - Class I	437,323	6.5

	Total Mutual Funds
	(Cost $5,888,447)	5,537,030	83.0

	Total Investments in Securities (Cost $6,977,131)	$6,684,035	100.2
	Liabilities in Excess of Other Assets	(10,449)	(0.2)
	Net Assets	$6,673,586	100.0

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,147,005	$–	$–	$1,147,005
Mutual Funds	5,537,030	–	–	5,537,030
Total Investments, at fair value	$6,684,035	$–	$–	$6,684,035

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund - Class I	$334,426	$155,049	$(96,515)	$(26,828)	$366,132	$-	$(27,205)	$-
Voya Multi-Manager International Equity Fund - Class I	1,081,129	295,594	(104,978)	(115,461)	1,156,284	-	(13,140)	-
Voya Multi-Manager International Factors Fund - Class I	347,043	86,446	(16,166)	(18,023)	399,300	-	432	-
Voya Multi-Manager Mid Cap Value Fund - Class I	149,511	35,159	(7,124)	(8,886)	168,660	-	1,413	-
Voya U.S. Stock Index Portfolio - Class I	1,073,502	372,689	(129,133)	(65,416)	1,251,642	-	26,423	-
VY® Columbia Contrarian Core Portfolio - Class I	444,632	105,478	(22,500)	(15,058)	512,552	-	5,274	-
VY® Invesco Comstock Portfolio - Class I	349,424	121,836	(63,639)	(8,938)	398,683	-	25,276	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	138,296	56,255	(29,543)	(9,852)	155,156	-	620	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	439,002	117,926	(23,111)	(13,268)	520,549	-	2,780	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	141,504	50,403	(4,612)	(16,546)	170,749	-	(224)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	427,610	148,616	(71,499)	(67,404)	437,323	-	2,704	-
	$4,926,079	$1,545,451	$(568,820)	$(365,680)	$5,537,030	$-	$24,353	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $6,977,192.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$177,314
Gross Unrealized Depreciation	(470,471)
Net Unrealized Depreciation	$(293,157)